Note K - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses	$ 1,463	$ 1,631
Unrealized loss on securities available for sale	568	279
Deferred compensation	1,580	1,466
Deferred loan fees/costs	119	130
Other real estate owned	434	377
Accrued bonus	280	234
Purchase accounting adjustments	61	56
Net operating loss	132	148
Other	257	212
Mortgage servicing rights	(80)	(78)
FHLB stock dividends	(676)	(676)
Prepaid expenses	(191)	(149)
Depreciation and amortization	(656)	(627)
Other	(3)	(3)
Net deferred tax asset	$ 3,288	$ 3,000